Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Share
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.32	$ 0.32
Ordinary shares, shares authorized (in Shares)	[1]	1,046,875	1,046,875
Ordinary shares, shares issued (in Shares)	[1]	1,046,390	2,000
Ordinary shares, shares outstanding (in Shares)	[1]	1,046,390	2,000
Class B Ordinary Share
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.32	$ 0.32
Ordinary shares, shares authorized (in Shares)	[1]	46,875	46,875
Ordinary shares, shares issued (in Shares)	[1]	3,908	3,908
Ordinary shares, shares outstanding (in Shares)	[1]	3,908	3,908

[1]	The shares are presented on a retrospective basis to give effect to the 1-for-200 share consolidation of the Company’s authorized and issued ordinary shares effective July 6, 2026, following the 1-for-16 share consolidation of the Company’s authorized and issued ordinary shares effective April 6, 2026.